Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (10,096,418)	$ (3,173,250)	$ (1,294)	$ (17,908,151)
General and administrative expenses paid by related party	443,479	22,094		355,844
Interest income on investments held in Trust Account	(7,399)	(411)		(23,016)
Changes in fair value of warrant liability	6,409,393	198,783		10,418,045
Stock-based compensation	14,635			160,975
Changes in fair value of FPS liability	3,038,232	2,789,394		4,452,968
Changes in operating assets and liabilities:
Other assets	135,392			470,673
Accrued expenses	212,801	(53,779)	1,294	1,240,539
Payables to related party	(557,123)			451,318
Franchise tax payable	(150,115)	36,364		200,000
Deferred offering costs associated with the initial public offering		180,805		180,805
Net cash used in operating activities	(557,123)
Cash flows from investing activities
Proceeds from Trust Account to pay franchise taxes	25,565
Cash deposited to Trust Account		(300,000,000)		(300,000,000)
Net cash provided by (used in) investing activities	25,565	(300,000,000)		(300,000,000)
Cash flows from financing activities
Proceeds from issuance of Class B common stock			25,000
Proceeds from related party – Sponsor loan	1,034,537	647,795		949,154
Proceeds received from initial public offering		300,000,000		300,000,000
Proceeds received from private placement		7,000,000		7,000,000
Offering costs paid		(6,424,856)		(6,424,856)
Payment of related party payable	(502,979)	(1,222,939)		(1,524,298)
Net cash provided by financing activities	531,558	300,000,000	25,000	300,000,000
Net change in cash			25,000
Cash – beginning of the period	25,000	25,000		25,000
Cash – end of the period	25,000	25,000	25,000	25,000
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accrued expenses			75,000
Offering costs paid with note payable to Sponsor		45,346	105,805	45,346
Prepaid expenses paid with payables to related party		$ 956,034		$ 1,017,304